Provisions - Funding status (Details) - MXN ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Defined benefit plans
Defined benefit obligations
Present value of the obligations	$ 6,518	$ 6,731
Less: Fair value of plan assets	(2,196)	(2,901)
Provisions - Provisions for pensions	4,322	3,830
Of which: Internal provisions for pensions	4,322	3,830
Pension plan
Defined benefit obligations
Present value of the obligations	2,032	2,019
Post-employment benefits
Defined benefit obligations
Present value of the obligations	3,644	4,000
Other
Defined benefit obligations
Present value of the obligations	$ 842	$ 712